Restructuring Restructuring (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring Reserve [Roll Forward]
Restructuring charges	$ (1,496)
Involuntary Termination Benefits [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	873
Restructuring charges	1,496
Utilization	(2,369)
Ending balance	$ 0